GAIN FROM DEREGISTRATION OF SUBSIDIARIES	6 Months Ended
Jun. 30, 2021
GAIN FROM DEREGISTRATION OF SUBSIDIARIES
GAIN FROM DEREGISTRATION OF SUBSIDIARIES

15. GAIN FROM DEREGISTRATION OF SUBSIDIARIES

In the six months ended June 30, 2020 and 2021, the Company closed several subsidiaries through local government and corporate service institutions’ deregistration procedures. Those subsidiaries had no business operations and were in accumulated deficit for years. As a result, the Company recognized gain from deregistration of those subsidiaries in a collective amount of RMB 1,325 and RMB 3,897 in the six months ended June 30, 2021 and 2020, respectively.